SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Compensation and benefits	$ 59,125	$ 50,096
Distributor and agent commissions	9,842	10,919
Operating lease liabilities - current portion	$ 5,370	$ 5,004
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities
Income taxes	$ 4,127	$ 4,418
Taxes other than income taxes	11,507	11,061
Fair value of derivatives - current portion	0	262
Other	4,619	4,934
Total accrued expenses and other current liabilities	$ 94,590	$ 86,694